Other related party transactions	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
18. Other related party transactions

One of the members of NXT’s Board of Directors is a partner in a law firm which provides legal advice to NXT. Legal fees (including costs related to share issuance) incurred with this firm were as follows:

For the three months		For the twelve months
ended December 31		ended December 31
2016	2015	2016	2015
$ 13,890	$ 59,694	$ 62,645	$ 100,598

Accounts payable and accrued liabilities includes a total of $10,443 ($62,048 as at December 31, 2015) payable to this law firm.

In addition, accounts payable and accrued liabilities includes $46 ($34,881 as at December 31, 2015) related to re-imbursement of expenses owing to persons who are Officers of NXT